INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

The amortized cost, gross unrealized gains and losses, and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2021
AVAILABLE FOR SALE
U.S. government agency securities	$3,215	$—	$(1)	$3,214
Corporate debt securities	109,501	546	(7)	110,040
Foreign debt securities [1]	37,440	179	(21)	37,598
Obligations of states and political subdivisions	730	—	(5)	725

Total	$150,886	$725	$(34)	$151,577

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2021
HELD TO MATURITY
U.S. government agency securities	$12,744	$5	$—	$12,749
Obligations of states and political subdivisions	2,745	98	—	2,843

Total	$15,489	$103	$—	$15,592

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2020
AVAILABLE FOR SALE
Corporate debt securities	$115,710	$163	$(774)	$115,099
Foreign debt securities [1]	32,561	42	(63)	32,540

Total	$148,271	$205	$(837)	$147,639

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2020
HELD TO MATURITY
Obligations of states and political subdivisions	$3,495	$127	$—	$3,622

Total	$3,495	$127	$—	$3,622

Schedule of Investments by Contractual Maturity

The amortized cost and fair values of investment securities at June 30, 2021, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$39,693	$110,723	$470	$—	$150,886
Fair value	39,828	111,280	469	—	151,577
Weighted-average yield	0.88%	0.84%	1.55%	—	0.85%
HELD TO MATURITY
Amortized cost	$540	$2,205	$12,744	$—	$15,489
Fair value	545	2,298	12,749	—	15,592
Weighted-average yield	3.14%	3.39%	1.01%	—	1.42%